Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Variable Separate Account V and

Ameritas Variable Separate Account VA-2

Supplement to:

Corporate Benefit VUL, Overture Applause!,

Overture Applause! II, Overture Bravo!, Overture Encore!,

and Overture Annuity III-Plus

Prospectuses Dated May 1, 2007

Overture Annuity II, Overture Annuity III,

Overture Accent!, and Overture Acclaim!

Prospectuses Dated September 1, 2009

Overture Medley®

Prospectus Dated May 1, 2016

Overture Ovation!, Medley!, and Direction Variable Annuity

Prospectuses Dated May 1, 2021

Supplement Dated November 10, 2021

Effective September 1, 2021, BNY Mellon Investment Adviser, Inc. has engaged its affiliate, Newton Investment Management North America, LLC, to serve as the fund's sub-investment adviser.

Therefore, effective September 1, 2021, Newton Investment Management North America, LLC is added as a subadviser to the BNY Mellon MidCap Stock Portfolio, Service Shares Subaccount Investment Option in your Policy prospectus.

All other provisions of your Policy remain as stated in your Policy and prospectus, as supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-745-1112.

IN 2589 11-21